[K&L GATES LLP LETTERHEAD]

K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA  02111
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175

March 16, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eaton Vance Floating-Rate Income Trust
Registration Statement on Form N-2 (333- ; 811-21574)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Floating-Rate Income Trust (the “Fund”), is a registration statement on Form N-2 relating to Registrant’s shelf registration of common shares of beneficial interest, par value $.01 per share (the “Shelf Registration Statement”).

The Fund is a closed-end management investment company that has previously made offerings of common shares of beneficial interest and auction preferred shares.  The Shelf Registration Statement is being filed for the purpose of registering additional common shares of beneficial interest of the Fund pursuant to the shelf registration provisions of Rule 415 under the Securities Act.  The registration fee for purposes of this filing of $116.10 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at US Bank.  The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The SEC Staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements.  The SEC Staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the SEC Staff.  Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

Securities and Exchange Commission

In this regard, the disclosure in the Shelf Registration Statement regarding the Fund and its operations is substantially identical to that contained in the common shares registration statement reviewed by the SEC Staff and declared effective on June 25, 2004 (“Initial Registration Statement”).  In addition, the Shelf Registration Statement contains disclosure concerning the plan of distribution for the common shares registered thereunder.  The Shelf Registration Statement is substantially identical to the Initial Registration Statement, except for such distribution disclosure.  Thus, the SEC Staff may conclude that the entire Shelf Registration Statement needs only cursory (if any) review.

The Fund requests selective review as discussed above and seeks comments, if any, on the Shelf Registration Statement as soon as possible.  The appropriate legends are included on the cover pages of the prospectus and SAI.  It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Shelf Registration Statement.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,
/s/ Clair E. Pagnano
Clair E. Pagnano